UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [   ]; Amendment Number: _____

This Amendment (Check only one.):               [ ] is a restatement.
                                                [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Liberty Capital Management
           -----------------------------------------------------
Address:   255 South Old Woodward
           Suite 204
           Birmingham, MI 48009

           -----------------------------------------------------

Form 13F File Number: 28-03742
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form. Person Signing this Report on Behalf of Reporting Manager:

Name:   Charles W. Brown
        ---------------------------------
Title:  Vice President
        ---------------------------------
Phone:  248.258.9290
        ---------------------------------

Signature, Place, and Date of Signing:

/s/ Charles W. Brown            Birmingham, MI             5/11/2008
--------------------            --------------             ---------
  [Signature]                   [City, State]                [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-_03742___________   ________________________________________
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:                  0
                                                   --

Form 13F Information Table Entry Total:            96
Form 13F Information Table Value Total:  $106,886,000
                                         ------------


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                               FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS SOLE SHARED NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ----- ------ -----
ABBOTT LABS COM                COM              002824100     2902   52625 SH       SOLE             52625
AFFILIATED COMPUTER CL A       CL A             008190100      339    6775 SH       SOLE              6775
AFLAC INC COM                  COM              001055102     3923   60403 SH       SOLE             60403
ALTRA HOLDINGS INC COM         COM              02208r106      175   13000 SH       SOLE             13000
ALTRIA GROUP INC               COM              02209s103      640   28850 SH       SOLE             28850
AMERICAN EXPRESS CO COM        COM              025816109      586   13400 SH       SOLE             13400
AMERICAN INTL GROUP COM        COM              026874107     1693   39152 SH       SOLE             39152
AMERICAN TEL&TELEG CO COM      COM              00206r102      836   21824 SH       DEFINED          15782         6042
APPLIED MATLS INC COM          COM              038222105     1238   63442 SH       SOLE             63442
AUTOMATIC DATA PROCESS COM     COM              053015103      531   12526 SH       SOLE             12526
BANK OF AMERICA                COM              060505104     1236   32600 SH       SOLE             32600
BAXTER INTL INC COM            COM              071813109     1018   17601 SH       SOLE             17601
BERKSHIRE HATHAWAY INC CL A    CL A             084670108      267       2 SH       SOLE                 2
BRITISH PETE PLC AMERN SH      ADR              055622104      344    5678 SH       SOLE              5678
CENTURYTEL INC                 COM              156700106      392   11789 SH       SOLE             11789
CHEVRONTEXACO CORP COM         COM              166764100     2916   34166 SH       DEFINED          33466          700
CHURCH & DWIGHT INC COM        COM              171340102     2884   53176 SH       DEFINED          52676    500
CIMAREX ENERGY CO COM          COM              171798101     1534   28025 SH       SOLE             28025
CISCO SYS INC COM              COM              17275r102      844   35040 SH       SOLE             35040
CITIGROUP INC COM              COM              172967101      488   22775 SH       DEFINED          22774            1
COHEN & STEERS                 COM              19247x100      197   10162 SH       SOLE             10162
COHEN & STEERS QTY RLY COM     COM              19247l106      196   12400 SH       SOLE             12400
COMERICA INC COM               COM              200340107      445   12690 SH       DEFINED          12570          120
CONSTELLATION BRANDS CL A      CL A             21036p108     1191   67384 SH       SOLE             67384
COSTCO WHSL CORP NEW COM       COM              22160k105      581    8950 SH       SOLE              8950
CVS CORP COM                   COM              126650100     2966   73211 SH       SOLE             73211
DANAHER CORP DEL COM           COM              235851102     2796   36776 SH       SOLE             36776
DENTSPLY INTL INC NEW COM      COM              249030107     2007   52002 SH       SOLE             52002
DIGITAL RIV INC COM            COM              25388b104      531   17130 SH       DEFINED          16280    850
EMERSON ELEC CO COM            COM              291011104      446    8660 SH       SOLE              8660
EXELON CORP COM                COM              30161n101      324    3982 SH       DEFINED           3982         3982
EXXON MOBIL CORP COM           COM              30231g102     2476   29275 SH       DEFINED          25363         3834
FISERV INC COM                 COM              337738108      509   10575 SH       DEFINED          10100    650
FORD MTR CO DEL COM PAR $0.01  COM              345370860       94   16478 SH       SOLE             16478
FORTUNE BRANDS INC COM         COM              349631101      259    3724 SH       DEFINED           3724         3724
FRANKLIN RES INC COM           COM              354613101      662    6826 SH       SOLE              6601
GENERAL ELEC CO COM            COM              369604103     2432   65723 SH       DEFINED          61057         2500
GENWORTH FINL INC COM CL A     CL A             37247d106      702   30997 SH       SOLE             33597
GRACO INC COM                  COM              384109104      774   21351 SH       SOLE               300
HARLEY DAVIDSON INC COM        COM              412822108      851   22699 SH       SOLE             22001
HEALTH CARE REIT INC COM       REIT             42217k106      566   12550 SH       SOLE             23094
HEWLETT PACKARD                COM              428236103      210    4595 SH       SOLE              5800
HONEYWELL INTL INC COM         COM              438516106      722   12800 SH       SOLE             12550
HSBC HLDGS PLC SPON ADR NEW    ADR              404280406      327    3974 SH       SOLE              4594
ILLINOIS TOOL WKS INC COM      COM              452308109      357    7396 SH       DEFINED          11900    350
INDIA FD INC COM               ETF              454089103      827   18195 SH       DEFINED           4138    200
INTEL CORP COM                 COM              458140100      467   22058 SH       SOLE              7246
INTERNATIONAL BUS MACH COM     COM              459200101     2364   20535 SH       SOLE             20134
INTUIT COM                     COM              461202103      892   33025 SH       SOLE             21948
ISHARES INC MSCI PAC EX-J IDX  ETF              464286665      472    3485 SH       SOLE             20110
ISHARES TR COHEN&ST RLTY       ETF              464287564      804   10000 SH       SOLE             33975
ISHARES TR FTSE XNHUA IDX      ETF              464287184     1126    8330 SH       DEFINED           3340    100
CHINA
ISHARES TR MSCI EAFE IDX EU,   ETF              464287465     1517   21095 SH       SOLE             10000
ASIA,
ISHARES TR MSCI EMERG MKT      ETF              464287234     1285    9564 SH       SOLE              8310
ISHARES TR RUSSELL MCP GR      ETF              464287234      962    9497 SH       SOLE             21688
ISHARES TR RUSSELL MCP VL      ETF              464287473      538    4181 SH       SOLE              9528
ISHARES TR RUSSELL1000 GRW     ETF              464287614      359    6600 SH       SOLE              9717
ISHARES TR S&P LATIN AM 40     ETF              464287390      650    2575 SH       SOLE              4703
ISHARES TR S&P SMLCP GROW      ETF              464287887      234    1892 SH       SOLE              6756
JOHNSON & JOHNSON COM          COM              478160104     2919   45003 SH       SOLE              3067
JOHNSON CTLS INC COM           COM              478366107      329    9748 SH       SOLE              2665
KIMBERLY CLARK CORP COM        COM              494368103      326    5050 SH       DEFINED           2313          600
KINDER MORGAN ENERGY UT LTD    LP               494550106     1213   22175 SH       SOLE             45100
PARTNER
KRAFT FOODS INC CL A           CL A             50075n104      230    7417 SH       SOLE              9648
LEGGETT & PLATT INC COM        COM              524660107      347   22747 SH       DEFINED           4850        22347
LOWES COS INC COM              COM              548661107     1381   60213 SH       SOLE             22275
MBT FINANCIAL CORP             COM              578877102      700   81362 SH       SOLE              6788
MCDONALDS CORP COM             COM              580135101      627   11236 SH       SOLE               400
MCKESSON HBOC INC COM          COM              58155q103      272    5200 SH       SOLE              4475
MEDCO HEALTH SOLUTIONS COM     COM              58405u102     2819   64379 SH       DEFINED          53261         2404
MEDTRONIC INC COM              COM              585055106     1165   24088 SH       SOLE             81362
MICROSOFT CORP COM             COM              594918104     2310   81403 SH       SOLE             13236
MINNESOTA MNG & MFG CO COM     COM              88579y101      237    3000 SH       SOLE              5300
MONSANTO CO NEW COM            COM              61166w104     1232   11050 SH       SOLE             30100
MORGAN J P CHASE CO INC COM    COM              46625h100      571   13302 SH       SOLE             24738
NOVARTIS A G SPONSORED ADR     ADR              66987v106      210    4100 SH       SOLE             76053
PEPSICO INC COM                COM              713448108     3818   52885 SH       SOLE              2400
PHILIP MORRIS INTL INC COM     COM              718172109     1459   28850 SH       SOLE             13450
PITNEY BOWES INC COM           COM              724479100      259    7397 SH       SOLE             11497
POWERSHARES     TRUST SER 1    ETF              73935a104      907   20750 SH       SOLE              4100
PROCTER & GAMBLE CO COM        COM              742718109     3745   53451 SH       DEFINED          53049         9424
QUALCOMM INC COM               COM              747525103      493   12025 SH       DEFINED           7389    700
SCHLUMBERGER LTD COM           COM              806857108      750    8624 SH       SOLE             16850
STRYKER CORP COM               COM              863667101     2419   37191 SH       SOLE             43427
SYSCO CORP COM                 COM              871829107     1228   42300 SH       SOLE             10925
T ROWE PRICE GROUP INC         COM              74144t108     1747   34934 SH       SOLE              6199
UNITED PARCEL SERVICE CL B     CL B             911312106     2085   28555 SH       SOLE             37486
UNITED TECHNOLOGIES CP COM     COM              913017109     2285   33200 SH       SOLE             51350
VANGUARD SECTOR INDEX ENERGY   ETF              92204a306      749    7000 SH       SOLE             35451
VIPERS
VANGUARD SECTOR INDEX INF TECH ETF              92204a702      813   15990 SH       SOLE             29205
VIPE
VERIZON COMMUNICATIONS COM     COM              92343v104      763   20940 SH       DEFINED          33639        16907
WAL MART STORES INC COM        COM              931142103      391    7425 SH       SOLE              1500
WALGREEN                       COM              931422109     2056   53972 SH       DEFINED           7200   3000
WELLS FARGO & CO NEW COM       COM              949746101     2458   84451 SH       SOLE             16590
WYETH                          COM              983024100      405    9700 SH       SOLE              2816
ZIMMER HLDGS INC COM           COM              98956p102     1260   16177 SH       SOLE              6370